Lease liabilities	6 Months Ended
Jun. 30, 2020
Lease Liabilities [Abstract]
Lease liabilities
8.	Lease liabilities

The transactions affecting the lease liabilities during the six months ended June 30, 2020 were as follows:

Balance at January 1, 2020	$38,237
Interest expense	3,153
Payments	(3,919)
Lease modification and other remeasurements	(1,068)
Effect of foreign exchange differences	850
Balance at June 30, 2020	$37,253
Less current portion of lease liabilities	8,545
Long-term portion of lease liabilities	$28,708

Interest expense on lease liabilities for the quarter and six months ended June 30, 2020 was $1,604 and $3,153 ($1,851 and 3,639 for the quarter and six months ended June 30, 2019) and is included as part of finance costs in the consolidated statement of operations.